Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.8%)
Communication Services (8.8%)
	Alphabet Inc. Class A	1,612,795	576,365
	Alphabet Inc. Class C	1,004,057	354,763
	Meta Platforms Inc. Class A	547,167	308,214
*	Netflix Inc.	1,119,487	79,931
*	Space Exploration Technologies Corp. Class A	361,364	61,743
	Walt Disney Co.	604,685	58,201
	T-Mobile US Inc.	336,425	56,429
	AT&T Inc.	2,328,900	48,208
*	Spotify Technology SA	71,550	32,851
*	Roblox Corp. Class A	203,800	11,083
	TKO Group Holdings Inc.	47,228	9,507
*	Lumen Technologies Inc.	655,900	5,037
*	Live Nation Entertainment Inc.	23,213	4,250
*	Take-Two Interactive Software Inc.	7,600	1,900
	Versant Media Group Inc.	51,300	1,847
	Comcast Corp. Class A	54,400	1,335
	New York Times Co. Class A	18,700	1,309
*	AST SpaceMobile Inc.	13,400	1,191
	ATN International Inc.	38,700	1,025
*	MNTN Inc. Class A	88,000	810
*	USA TODAY Co. Inc.	87,500	748
*	Ziff Davis Inc.	12,421	650
*	Warner Bros Discovery Inc.	23,900	637
	IDT Corp. Class B	8,918	519
*	QuinStreet Inc.	31,300	459
*	Madison Square Garden Entertainment Corp.	4,544	368
	TELUS Corp.	32,000	338
*	Stubhub Holdings Inc. Class A	24,500	315
*	Cable One Inc.	3,500	186
*	Bandwidth Inc. Class A	2,400	152
*	Gogo Inc.	37,600	117
	Marcus Corp.	4,700	110
	Entravision Communications Corp. Class A	5,940	77
*	Starz Entertainment Corp.	1,600	46
	CuriosityStream Inc.	7,732	21
			1,620,742
Consumer Discretionary (9.8%)
*	Amazon.com Inc.	3,072,099	732,204
*	Tesla Inc.	748,700	314,903
	Ross Stores Inc.	640,169	136,260
	Marriott International Inc. Class A	192,542	71,354
	Home Depot Inc.	196,118	69,167
	Starbucks Corp.	528,000	53,956
	General Motors Co.	693,703	53,471
	TJX Cos. Inc.	344,981	52,265
	Booking Holdings Inc.	259,000	46,164
	Pool Corp.	159,216	34,215
	McDonald's Corp.	101,119	27,333
	Las Vegas Sands Corp.	563,114	26,010
*	O'Reilly Automotive Inc.	189,733	17,472
*	Chipotle Mexican Grill Inc.	510,215	17,347
	Hilton Worldwide Holdings Inc.	39,709	13,122
	Bath & Body Works Inc.	471,700	10,910
*	Peloton Interactive Inc. Class A	1,621,100	9,581
*	Brinker International Inc.	54,400	9,139
	Lowe's Cos. Inc.	39,843	8,785
	Toll Brothers Inc.	49,984	8,235
*	AutoZone Inc.	2,504	8,003
*	CarMax Inc.	139,400	7,373

		Shares	Market Value ($000)
	Yum! Brands Inc.	45,867	7,332
*	Carvana Co.	104,354	6,869
*	Adient plc	342,700	6,299
	Royal Caribbean Cruises Ltd.	18,068	5,737
	Williams-Sonoma Inc.	22,100	5,151
*	Deckers Outdoor Corp.	48,900	4,855
*	Viking Holdings Ltd.	44,376	4,645
	Garmin Ltd.	17,000	4,038
*	DoorDash Inc. Class A	21,555	3,977
*	Ulta Beauty Inc.	8,705	3,926
	Magna International Inc.	45,900	3,014
	American Eagle Outfitters Inc.	167,700	2,884
	Best Buy Co. Inc.	36,700	2,785
	Tractor Supply Co.	87,370	2,762
*	Coupang Inc.	131,300	2,281
*	Airbnb Inc. Class A	15,389	2,202
*	Planet Fitness Inc. Class A	38,500	2,009
*	Rush Street Interactive Inc.	49,900	1,484
*	RealReal Inc.	113,300	1,336
*	Rivian Automotive Inc. Class A	62,800	1,090
*	Crocs Inc.	8,100	977
	Hasbro Inc.	9,900	818
*	Capri Holdings Ltd.	39,380	731
	Yum China Holdings Inc. (XNYS)	15,800	646
*	Pattern Group Inc. Class A	25,600	645
*	Laureate Education Inc.	15,500	563
*	Cooper-Standard Holdings Inc.	17,966	486
*	Amer Sports Inc.	13,800	467
	Bloomin' Brands Inc.	35,638	326
	Leggett & Platt Inc.	27,500	322
*	Under Armour Inc. Class A	49,700	318
	Installed Building Products Inc.	920	211
	Tapestry Inc.	1,400	205
*	Stoneridge Inc.	21,962	161
	Wolverine World Wide Inc.	9,300	154
	Nathan's Famous Inc.	868	88
*	Helen of Troy Ltd.	2,100	61
*	Sonos Inc.	3,532	48
	Flexsteel Industries Inc.	626	47
	Camping World Holdings Inc. Class A	2,400	18
	Afya Ltd. Class A	1,077	16
*,1	LL Flooring Holdings Inc.	17,700	—
			1,809,253
Consumer Staples (3.9%)
*	US Foods Holding Corp.	1,383,136	141,426
	Costco Wholesale Corp.	116,683	109,153
	Walmart Inc.	962,678	109,033
	Procter & Gamble Co.	410,713	60,227
	Coca-Cola Co.	576,192	46,827
	Philip Morris International Inc.	223,962	40,517
	Altria Group Inc.	530,946	38,202
*	Monster Beverage Corp.	277,225	26,647
	PepsiCo Inc.	189,337	25,636
	Colgate-Palmolive Co.	182,763	16,756
	Sysco Corp.	164,140	13,719
	Tyson Foods Inc. Class A	191,000	10,935
	Pilgrim's Pride Corp.	367,500	10,330
*	United Natural Foods Inc.	215,500	9,842
	Mondelez International Inc. Class A	153,715	8,891
	Estee Lauder Cos. Inc. Class A	108,127	8,537
	Kroger Co.	131,700	7,313
	Unilever plc ADR	118,737	7,138
*	Vita Coco Co. Inc.	93,700	6,197
	Keurig Dr Pepper Inc.	171,061	5,599
	Coca-Cola Europacific Partners plc	37,300	3,733
*	BellRing Brands Inc.	205,200	2,655
	McCormick & Co. Inc.	34,971	1,763
	Molson Coors Beverage Co. Class B	43,100	1,679
	Target Corp.	10,810	1,412

		Shares	Market Value ($000)
	Smithfield Foods Inc.	51,800	1,257
	Nomad Foods Ltd.	53,900	590
*	Coty Inc. Class A	44,400	96
*	Simply Good Foods Co.	6,399	85
*	National Beverage Corp.	2,500	78
*	Medifast Inc.	5,900	63
*	Niagen Bioscience Inc.	14,200	45
*	Boston Beer Co. Inc. Class A	35	6
	Nu Skin Enterprises Inc. Class A	1,048	5
*	Lifeway Foods Inc.	100	3
			716,395
Energy (2.9%)
	Devon Energy Corp.	2,088,555	86,299
	Exxon Mobil Corp.	573,360	78,390
	Chevron Corp.	380,645	63,096
	Cheniere Energy Inc.	210,131	50,223
	Shell plc ADR	623,241	48,326
	ConocoPhillips	348,815	36,263
	Williams Cos. Inc.	362,676	26,961
	EQT Corp.	262,617	13,963
	Expand Energy Corp.	117,390	10,705
	Targa Resources Corp.	38,363	10,287
	Kinder Morgan Inc.	280,998	8,984
	SLB Ltd.	191,108	8,885
	Marathon Petroleum Corp.	34,455	8,809
	Occidental Petroleum Corp.	180,300	8,757
	Diamondback Energy Inc.	44,234	7,775
	Valero Energy Corp.	28,135	7,327
	EOG Resources Inc.	49,686	6,446
*	CNX Resources Corp.	169,000	5,734
	Baker Hughes Co.	103,195	5,727
	Phillips 66	29,732	5,026
*	Antero Resources Corp.	116,600	4,097
	Range Resources Corp.	81,900	3,046
*	REX American Resources Corp.	67,100	3,030
	Halliburton Co.	83,200	2,825
*	ProPetro Holding Corp.	195,000	2,796
	Liberty Energy Inc.	86,500	2,265
*	Transocean Ltd. (XNYS)	408,500	1,998
	Baytex Energy Corp.	415,300	1,661
*	Green Plains Inc.	86,600	1,332
	Delek US Holdings Inc.	24,000	1,219
	HF Sinclair Corp.	15,100	1,052
	CVR Energy Inc.	25,800	711
*	Valaris Ltd.	9,300	675
	Venture Global Inc. Class A	58,900	656
*	Oil States International Inc.	74,100	594
	Archrock Inc.	13,100	533
	Flowco Holdings Inc. Class A	12,500	267
	W&T Offshore Inc.	42,900	135
	Permian Resources Corp. Class A	5,600	103
*	TETRA Technologies Inc.	8,200	93
	FutureFuel Corp.	20,443	92
	Magnolia Oil & Gas Corp. Class A	2,800	72
*	PrimeEnergy Resources Corp.	400	67
*	Aemetis Inc.	34,280	56
	WaterBridge Infrastructure LLC, Class A	1,300	45
*	Borr Drilling Ltd.	7,100	29
			527,432
Financials (10.0%)
	Mastercard Inc. Class A	454,884	233,628
	Bank of New York Mellon Corp.	988,670	142,972
*	Berkshire Hathaway Inc. Class B	276,508	138,362
	JPMorgan Chase & Co. (XYNS)	377,301	123,502
	Blackrock Inc.	112,976	108,633
	American International Group Inc.	1,372,538	102,295
	Morgan Stanley	437,400	91,434
	KKR & Co. Inc.	952,896	87,457
	Visa Inc. Class A (XNYS)	246,059	84,420

		Shares	Market Value ($000)
	Wells Fargo & Co.	774,525	64,007
	Bank of America Corp. (XNYS)	1,001,902	57,088
	Intercontinental Exchange Inc.	429,715	52,902
	Marsh & McLennan Cos. Inc.	257,860	42,978
	Charles Schwab Corp.	452,252	41,729
	US Bancorp	657,865	39,735
	Progressive Corp.	127,776	27,913
	Chubb Ltd.	66,065	22,511
	Capital One Financial Corp.	95,225	19,104
	State Street Corp.	110,448	18,732
*	Block Inc. (XNYS)	226,923	17,246
	Allstate Corp.	71,340	16,975
	Aon plc Class A (XNYS)	47,139	15,636
	Nasdaq Inc.	183,700	14,479
*	Fiserv Inc.	283,724	13,917
	MetLife Inc.	161,708	13,682
	Tradeweb Markets Inc. Class A	133,809	13,335
*	SoFi Technologies Inc.	721,100	12,929
	American Express Co.	37,505	12,686
	Ameriprise Financial Inc.	27,641	12,681
	Virtu Financial Inc. Class A	207,500	12,361
	S&P Global Inc.	26,371	10,740
*	Oscar Health Inc. Class A	340,300	9,705
	Invesco Ltd.	365,145	9,636
	Moody's Corp.	19,899	9,013
	Willis Towers Watson plc	32,590	8,518
*	Corpay Inc.	23,790	7,928
	Equitable Holdings Inc.	178,120	7,816
	Huntington Bancshares Inc.	423,783	7,514
	PayPal Holdings Inc. (XNGS)	172,600	7,453
*	Remitly Global Inc.	304,000	6,813
	KeyCorp	295,429	6,810
	Fifth Third Bancorp	119,792	6,753
	Aflac Inc.	56,301	6,601
	Ares Management Corp. Class A	55,666	6,196
	Apollo Global Management Inc.	51,963	6,148
	CME Group Inc.	26,360	5,821
	Voya Financial Inc.	55,705	5,043
	Axis Capital Holdings Ltd.	46,130	4,956
	Blackstone Inc.	39,896	4,695
	Truist Financial Corp.	87,000	4,334
	MSCI Inc.	7,655	4,287
	Bank OZK	72,885	3,797
	Kemper Corp.	132,700	3,578
	Citizens Financial Group Inc.	50,200	3,518
	Regions Financial Corp.	115,500	3,488
	TPG Inc.	85,868	3,482
	Western Alliance Bancorp	37,368	3,072
	Fidelity National Information Services Inc.	77,600	3,017
	Popular Inc.	16,246	2,667
*	Robinhood Markets Inc. Class A	25,521	2,559
	LPL Financial Holdings Inc.	9,058	2,551
	Fidelity National Financial Inc.	44,700	2,108
	Global Payments Inc. (XNYS)	22,369	1,623
	Southstate Bank Corp.	13,300	1,329
	Arthur J Gallagher & Co.	5,581	1,281
	Interactive Brokers Group Inc. Class A	14,718	1,281
*	UBS Group AG (Registered)	25,609	1,269
	Bank of Nova Scotia	10,490	911
	FactSet Research Systems Inc.	3,700	851
*	Payoneer Global Inc.	105,100	748
	OneMain Holdings Inc.	10,600	646
	Bank of Hawaii Corp.	7,900	644
	Franklin Resources Inc.	18,570	618
*	Miami International Holdings Inc.	16,100	598
	First BanCorp (XNYS)	22,900	597
	MarketAxess Holdings Inc.	4,900	556
	F&G Annuities & Life Inc.	18,700	497
*	Coinbase Global Inc. Class A	3,200	468
	Jefferies Financial Group Inc.	9,100	455

		Shares	Market Value ($000)
	Annaly Capital Management Inc.	20,200	452
	Starwood Property Trust Inc.	26,700	437
	Northfield Bancorp Inc.	27,800	409
	Hartford Insurance Group Inc.	3,000	398
	MGIC Investment Corp.	13,600	384
	Bank of NT Butterfield & Son Ltd.	6,400	381
*	NMI Holdings Inc.	7,471	307
	Assured Guaranty Ltd.	3,300	265
	Pelagos Insurance Capital Ltd.	10,350	252
	First Internet Bancorp	8,073	224
*	PRA Group Inc.	10,800	205
	Principal Financial Group Inc.	1,700	183
	EVERTEC Inc.	6,300	175
	PNC Financial Services Group Inc.	700	172
*	NU Holdings Ltd. Class A	12,674	169
	Walker & Dunlop Inc.	2,600	142
	Stifel Financial Corp.	1,900	133
	Enact Holdings Inc.	2,807	128
	Everest Group Ltd.	240	86
	Crescent Capital BDC Inc.	7,684	84
*	Customers Bancorp Inc.	1,031	82
	Inter & Co. Inc. Class A	14,500	79
	Advanced Flower Capital Inc.	23,970	74
	Globe Life Inc.	400	71
*	Chime Financial Inc. Class A	3,100	63
*	Encore Capital Group Inc.	600	56
	Travelers Cos. Inc.	120	40
	CNA Financial Corp.	785	38
	Granite Point Mortgage Trust Inc.	24,442	37
	Safety Insurance Group Inc.	300	22
	James River Group Holdings Inc.	2,600	11
	Navient Corp.	1,000	9
			1,855,886
Health Care (9.1%)
	Eli Lilly & Co.	270,397	324,322
	Merck & Co. Inc.	1,094,154	140,599
	AbbVie Inc.	496,165	124,855
	UnitedHealth Group Inc.	282,049	117,228
	Johnson & Johnson	440,891	111,973
*	Boston Scientific Corp.	2,072,643	88,460
*	Vertex Pharmaceuticals Inc.	145,511	72,280
*	Edwards Lifesciences Corp.	710,366	64,260
	Danaher Corp.	308,693	58,800
*	ICON plc	288,253	50,072
*	Centene Corp.	530,734	34,068
	CVS Health Corp.	328,493	33,983
	Gilead Sciences Inc.	233,231	29,466
	Cardinal Health Inc.	122,963	29,211
	Bristol-Myers Squibb Co.	454,538	26,190
	Medtronic plc	309,608	24,221
	Thermo Fisher Scientific Inc.	39,926	20,017
	McKesson Corp.	23,105	17,458
	Abbott Laboratories	183,946	16,691
*	Intuitive Surgical Inc.	39,954	15,889
	Stryker Corp.	48,481	15,264
	Amgen Inc.	41,870	15,162
*	Alnylam Pharmaceuticals Inc.	45,200	13,607
	Agilent Technologies Inc.	88,031	11,693
*	Guardant Health Inc.	66,241	9,938
*	Natera Inc.	36,478	9,902
	Pfizer Inc.	394,053	9,489
*	TG Therapeutics Inc.	171,700	9,433
*	Moderna Inc.	132,988	9,313
*	PTC Therapeutics Inc.	102,700	8,377
	Viatris Inc.	518,404	8,232
	Cencora Inc.	28,494	8,063
*	DaVita Inc.	35,200	7,831
*	Tenet Healthcare Corp.	34,706	6,493
*	Medpace Holdings Inc.	12,240	6,482

		Shares	Market Value ($000)
	Regeneron Pharmaceuticals Inc.	9,059	5,649
	Chugai Pharmaceutical Co. Ltd.	240,536	5,552
*	Charles River Laboratories International Inc.	23,953	5,432
*	Bridgebio Pharma Inc.	67,524	5,029
*	Molina Healthcare Inc.	20,495	4,687
*	Avantor Inc.	471,800	4,671
	West Pharmaceutical Services Inc.	12,440	4,466
*	Agios Pharmaceuticals Inc.	119,900	4,450
*	Cytokinetics Inc.	50,800	4,328
*	Liquidia Corp.	52,600	4,194
*	Insulet Corp.	24,600	3,745
*	agilon health Inc.	34,400	3,687
*	BrightSpring Health Services Inc.	52,592	3,668
*	Roivant Sciences Ltd.	103,200	3,652
*	Waters Corp.	9,689	3,634
*	Inspire Medical Systems Inc.	78,900	3,520
*	ADMA Biologics Inc.	394,100	3,299
*	Exelixis Inc.	47,800	2,601
*	Veeva Systems Inc. Class A	14,344	2,546
	Quest Diagnostics Inc.	10,901	2,310
*	Biogen Inc.	8,610	1,860
*	Arcutis Biotherapeutics Inc.	69,200	1,814
*	IDEXX Laboratories Inc.	3,124	1,645
*	IQVIA Holdings Inc.	8,210	1,586
	DENTSPLY SIRONA Inc.	143,400	1,521
*	Alignment Healthcare Inc.	63,000	1,500
*	Zevra Therapeutics Inc.	102,000	1,463
*	Twist Bioscience Corp.	12,400	1,276
*	Viridian Therapeutics Inc.	69,300	1,273
*	Align Technology Inc.	7,500	1,265
*	Axsome Therapeutics Inc.	5,100	1,248
*,2	Tarsus Pharmaceuticals Inc.	19,800	1,246
	Humana Inc.	3,000	1,192
	GE HealthCare Technologies Inc.	18,505	1,185
	Becton Dickinson & Co.	7,795	1,180
	Zoetis Inc.	15,965	1,147
*	Tandem Diabetes Care Inc.	69,800	1,053
*	Dexcom Inc.	15,587	1,050
*	ACADIA Pharmaceuticals Inc.	40,100	1,015
*	Doximity Inc. Class A	47,800	991
*	Kiniksa Pharmaceuticals International plc	14,800	946
*	Travere Therapeutics Inc.	14,900	846
*	Adaptive Biotechnologies Corp.	38,600	828
*	Azenta Inc.	30,000	766
*	Myriad Genetics Inc.	131,790	753
*	Aurinia Pharmaceuticals Inc.	42,000	713
*	REGENXBIO Inc.	56,600	678
*	Rigel Pharmaceuticals Inc.	17,338	678
*	Omada Health Inc.	25,700	564
*	Xeris Biopharma Holdings Inc.	70,700	560
*	Veracyte Inc.	9,200	540
*	Ionis Pharmaceuticals Inc.	6,500	515
*	Accendra Health Inc.	148,399	508
*	Arvinas Inc.	50,000	416
*	Biohaven Ltd.	26,900	400
*	AnaptysBio Inc.	5,900	398
*	Fulcrum Therapeutics Inc.	101,000	370
*	Cogent Biosciences Inc.	9,100	352
*	Evolent Health Inc. Class A	62,500	339
*	Brookdale Senior Living Inc.	18,400	296
*	NeoGenomics Inc.	19,900	290
*	Scholar Rock Holding Corp.	5,200	286
*	Taysha Gene Therapies Inc.	37,500	255
*	Syndax Pharmaceuticals Inc.	10,900	238
	Universal Health Services Inc. Class B	1,600	238
*	Mirum Pharmaceuticals Inc.	1,909	223
	Embecta Corp.	66,800	218
	Ensign Group Inc.	1,200	192
*	Organogenesis Holdings Inc.	76,529	186
*	RxSight Inc.	30,600	148

		Shares	Market Value ($000)
*	CorVel Corp.	2,000	125
*	Savara Inc.	19,500	120
*	Standard BioTools Inc.	139,086	114
	Select Medical Holdings Corp.	6,800	112
*	Ascendis Pharma A/S	400	107
*	Upstream Bio Inc.	15,200	105
*	Cronos Group Inc.	33,800	94
*	Novavax Inc.	9,300	88
*	Cytek Biosciences Inc.	17,900	79
*	Pacific Biosciences of California Inc.	36,600	62
*	Varex Imaging Corp.	5,919	62
*	BioAge Labs Inc.	2,400	59
*	MiMedx Group Inc.	13,570	52
*	First Tracks Biotherapeutics Inc.	2,500	50
*	Phreesia Inc.	4,700	48
*	Inmode Ltd.	3,200	47
*	Septerna Inc.	1,400	47
*	Alector Inc.	20,500	41
*	Ultragenyx Pharmaceutical Inc.	800	27
*	Puma Biotechnology Inc.	2,600	21
*	NeuroPace Inc.	800	13
*	Tactile Systems Technology Inc.	400	12
*	Delcath Systems Inc.	300	4
*	Accuray Inc.	2,500	1
*,1	Third Harmonic Bio Inc.	5,900	—
*,1	Sage Therapeutics Inc. CVR	97,946	—
			1,672,182
Industrials (7.9%)
	Eaton Corp. plc	205,745	87,672
	Northrop Grumman Corp.	170,057	86,612
	Caterpillar Inc. (XNYS)	78,993	84,120
	General Electric Co.	209,469	78,285
*	Clean Harbors Inc.	205,524	61,400
	Vertiv Holdings Co. Class A	172,209	57,659
	IDEX Corp.	213,098	48,363
	WESCO International Inc.	137,538	47,510
*	Axon Enterprise Inc.	78,155	43,814
*	Bloom Energy Corp. Class A	131,300	39,744
	RTX Corp.	207,442	39,358
	Waste Connections Inc. (XTSE)	234,953	39,164
	Regal Rexnord Corp.	139,963	33,338
	Lockheed Martin Corp.	63,680	32,442
	GE Vernova Inc.	27,055	31,786
	Ferguson Enterprises Inc.	124,615	29,575
	Cummins Inc.	40,400	28,814
	Carrier Global Corp.	384,772	28,223
	3M Co.	164,224	26,589
	Deere & Co.	37,118	23,545
	General Dynamics Corp.	66,240	23,465
	AMETEK Inc.	86,900	21,025
	PACCAR Inc.	174,871	21,005
	Comfort Systems USA Inc.	10,539	20,888
	Parker-Hannifin Corp.	21,107	20,645
*	Boeing Co.	93,240	20,184
	Johnson Controls International plc	133,645	19,527
	CSX Corp.	409,275	19,453
	Republic Services Inc.	87,717	18,691
	Trane Technologies plc	36,763	18,056
	Otis Worldwide Corp.	202,700	14,513
	Howmet Aerospace Inc.	52,244	14,046
	Rockwell Automation Inc.	27,560	13,644
	Old Dominion Freight Line Inc.	59,984	12,993
*	Saia Inc.	28,079	11,826
	Fortive Corp.	192,230	11,743
	Emerson Electric Co.	76,079	10,891
	Honeywell International Inc.	45,455	10,177
*	Honeywell Aerospace Inc.	45,455	10,049
	WW Grainger Inc.	7,165	9,747
*	United Airlines Holdings Inc.	69,042	9,389

		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	28,300	8,191
	Canadian National Railway Co.	61,452	7,328
	Cintas Corp.	37,677	6,408
	Waste Management Inc.	28,539	6,361
*	Middleby Corp.	36,482	6,275
	United Parcel Service Inc. Class B (XNYS)	58,300	6,267
	L3Harris Technologies Inc.	20,647	6,000
*	ATI Inc.	30,400	5,992
	Expeditors International of Washington Inc.	35,900	5,851
	Pitney Bowes Inc.	330,600	5,792
	Ingersoll Rand Inc. (XYNS)	70,466	5,777
	Esab Corp.	56,851	5,607
*	Uber Technologies Inc.	76,402	5,513
	TransDigm Group Inc.	4,003	5,332
	KBR Inc.	152,800	5,276
	Dover Corp.	22,854	5,126
*	Fluor Corp.	92,800	4,862
	Southwest Airlines Co.	94,200	4,844
*	Everus Construction Group Inc.	23,800	3,950
	Verisk Analytics Inc.	21,320	3,828
*	Vicor Corp.	9,922	3,768
*	Innio NV	94,920	3,754
	Equifax Inc.	21,305	3,381
*	Planet Labs PBC	98,800	3,273
	Stanley Black & Decker Inc.	33,051	3,111
*	Fluence Energy Inc.	154,600	3,073
*	Nextpower Inc. Class A	23,046	2,746
	Greenbrier Cos. Inc.	52,218	2,559
*	SiteOne Landscape Supply Inc.	21,738	2,487
*	API Group Corp.	57,444	2,433
	Wabash National Corp.	166,700	2,250
	Union Pacific Corp.	7,997	2,175
*	ExlService Holdings Inc.	74,000	1,914
	Booz Allen Hamilton Holding Corp.	30,527	1,852
*	Madison Air Solutions Corp. Class A	44,790	1,747
	CH Robinson Worldwide Inc.	9,030	1,701
	Trinity Industries Inc.	46,000	1,591
	Hubbell Inc.	2,960	1,549
*	American Superconductor Corp.	33,700	1,399
*	Chart Industries Inc.	6,589	1,377
*	Resideo Technologies Inc.	42,300	1,316
	United Rentals Inc.	1,120	1,269
	TriNet Group Inc.	24,300	1,203
	Interface Inc.	32,800	1,176
	Snap-on Inc.	2,920	1,175
*	Blue Bird Corp.	14,692	1,160
	U-Haul Holding Co.	18,500	1,067
	Illinois Tool Works Inc.	3,520	952
*	Construction Partners Inc. Class A	7,321	869
	Armstrong World Industries Inc.	5,400	866
	Rollins Inc.	20,600	860
*	Verra Mobility Corp.	200,500	852
	Acuity Inc.	2,240	844
*	Centuri Holdings Inc.	27,500	832
	Albany International Corp. Class A	10,862	809
	Huntington Ingalls Industries Inc.	2,680	750
	Carpenter Technology Corp.	1,160	716
	Granite Construction Inc.	4,500	711
	Tutor Perini Corp.	8,400	697
	Kennametal Inc.	19,801	694
	Griffon Corp.	7,100	692
	Alight Inc. Class A	1,103,185	618
*	Innodata Inc.	5,900	446
*	Fedex Freight Holding Co. Inc.	2,928	442
*	CoreCivic Inc.	12,600	383
	Enerpac Tool Group Corp.	10,100	362
*	MasTec Inc.	800	333
	Worthington Enterprises Inc.	6,190	333
	Brady Corp. Class A	2,700	247
	FedEx Corp.	720	225

		Shares	Market Value ($000)
*	Generac Holdings Inc.	700	205
*	U-Haul Holding Co. (XNYS)	2,900	190
*	Kornit Digital Ltd.	10,200	166
	Woodward Inc.	360	153
*	GEO Group Inc.	4,700	139
	ICF International Inc.	1,600	117
	Atmus Filtration Technologies Inc.	2,200	112
*	Hyliion Holdings Corp.	19,600	102
	Leonardo DRS Inc.	2,000	85
	Terex Corp.	1,000	72
*	JELD-WEN Holding Inc.	46,200	69
	Hyster-Yale Inc.	1,794	63
	Boise Cascade Co.	700	54
	Delta Air Lines Inc.	500	47
*	3D Systems Corp.	13,484	41
*	Hudson Technologies Inc.	6,100	35
*	NWPX Infrastructure Inc.	200	30
	Rush Enterprises Inc. Class A	200	15
	Aebi Schmidt Holding AG	1,071	13
*	Enviri Corp.	533	12
*	TrueBlue Inc.	1,000	7
			1,467,316
Information Technology (33.8%)
	NVIDIA Corp.	5,554,331	1,111,366
	Apple Inc.	3,343,744	967,546
	Microsoft Corp.	1,582,146	590,172
	Broadcom Inc.	1,477,171	558,001
	Micron Technology Inc.	409,955	473,207
*	Advanced Micro Devices Inc.	610,208	354,476
	KLA Corp.	741,198	223,627
*	Sandisk Corp.	82,836	188,347
*	Intel Corp.	1,253,766	175,063
	Applied Materials Inc.	179,552	129,816
	Seagate Technology Holdings plc	133,496	128,824
*	Flex Ltd.	688,222	111,540
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	191,809	91,602
*	Palantir Technologies Inc. Class A	759,889	88,656
	Cisco Systems Inc.	495,428	58,193
*	Shopify Inc. Class A (XTSE)	458,806	52,387
	Western Digital Corp.	81,551	52,088
*	Snowflake Inc.	201,514	51,285
	Oracle Corp.	342,943	50,258
	Lam Research Corp.	113,983	49,392
	Texas Instruments Inc.	151,459	45,145
*	Coherent Corp.	109,107	43,039
	Marvell Technology Inc.	127,919	38,106
	Amphenol Corp. Class A	212,697	37,503
*	TTM Technologies Inc.	175,421	32,807
	Corning Inc.	119,969	30,644
*	Palo Alto Networks Inc.	75,163	25,632
*	Crowdstrike Holdings Inc. Class A	32,150	24,535
*	ServiceNow Inc.	245,556	24,379
	International Business Machines Corp.	82,900	23,312
	Analog Devices Inc.	53,980	21,439
*	Samsara Inc. Class A	595,898	19,325
	TE Connectivity plc	93,414	18,833
	Roper Technologies Inc.	51,280	17,353
*	Arista Networks Inc.	98,333	16,705
*	AppLovin Corp. Class A	30,881	15,911
	Dell Technologies Inc. Class C	36,873	15,909
	Salesforce Inc.	88,604	13,881
*	Astera Labs Inc.	28,447	13,741
*	Teledyne Technologies Inc.	20,054	13,374
	Teradyne Inc.	27,392	13,253
	Jabil Inc.	32,973	12,710
*	Credo Technology Group Holding Ltd.	45,907	12,484
*	Keysight Technologies Inc.	34,209	11,976
	GLOBALFOUNDRIES Inc.	137,885	11,363
*	GoDaddy Inc. Class A	120,700	10,245

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	7,268	10,047
*	Unity Software Inc.	322,700	9,223
*	Elastic NV	139,100	7,932
*	Datadog Inc. Class A	25,300	6,587
	Motorola Solutions Inc.	14,769	6,133
*	Cerebras Systems Inc. Class A	26,300	5,812
	Intuit Inc.	21,953	5,730
	QUALCOMM Inc.	30,981	5,725
*	Plexus Corp.	16,400	4,931
*	Descartes Systems Group Inc.	68,766	4,761
*	ON Semiconductor Corp.	48,112	4,549
	Qnity Electronics Inc.	27,521	4,495
*	Fortinet Inc.	28,500	4,378
*	Cadence Design Systems Inc.	11,073	4,156
*	Lumentum Holdings Inc.	4,733	4,061
*	Ciena Corp.	7,254	3,559
*	Everpure Inc. Class A	43,900	3,459
*	Sanmina Corp.	13,500	3,417
*	Cloudflare Inc. Class A	13,900	3,409
	Entegris Inc.	18,881	3,396
*	Porch Group Inc.	220,500	3,316
*	Navitas Semiconductor Corp.	184,200	3,301
	Amkor Technology Inc.	36,000	3,104
*	Autodesk Inc.	15,222	2,960
*	Viavi Solutions Inc.	60,533	2,891
*	Tower Semiconductor Ltd.	11,036	2,876
*,2	Figma Inc. Class A	155,600	2,815
	Ingram Micro Holding Corp.	92,100	2,526
*	Adobe Inc.	11,913	2,442
*	F5 Inc.	5,600	2,329
*	Rigetti Computing Inc.	118,800	2,295
*	Celestica Inc.	6,080	2,218
	Clear Secure Inc. Class A	38,300	2,135
	Microchip Technology Inc.	21,100	1,924
*	Zscaler Inc.	13,200	1,863
*	Onto Innovation Inc.	4,800	1,817
*	PagerDuty Inc.	184,600	1,781
*	AvePoint Inc.	154,620	1,733
*	Workday Inc. Class A	13,827	1,693
*	Fair Isaac Corp.	1,339	1,600
	Ralliant Corp.	21,100	1,554
*	Kyndryl Holdings Inc.	136,200	1,540
*	Guidewire Software Inc.	12,200	1,501
*	Trimble Inc.	28,500	1,459
*	Diebold Nixdorf Inc.	16,400	1,394
	HP Inc.	60,200	1,321
*	Zoom Communications Inc.	14,000	1,208
*	Arrow Electronics Inc.	5,530	1,180
*	PTC Inc.	10,381	1,179
	CDW Corp.	8,084	1,137
*	Everforth Inc.	55,400	990
*	Fastly Inc. Class A	53,500	982
*	Gitlab Inc. Class A	30,600	934
*	FormFactor Inc.	5,500	880
*	DXC Technology Co.	95,300	843
	Avnet Inc.	8,700	773
*	Commvault Systems Inc.	5,052	716
	InterDigital Inc.	2,440	691
*	CEVA Inc.	12,600	594
*	Xperi Inc.	70,426	580
*	Intapp Inc.	22,700	572
*	Check Point Software Technologies Ltd.	3,700	486
*	Unisys Corp.	119,700	438
*	Evolv Technologies Holdings Inc.	67,000	389
	Methode Electronics Inc.	19,800	376
*	NextNav Inc.	17,600	314
*	Dynatrace Inc.	6,700	294
*	Extreme Networks Inc.	8,600	278
*	Q2 Holdings Inc.	5,266	253
*	Asana Inc. Class A	34,500	242

		Shares	Market Value ($000)
	Immersion Corp.	21,273	144
*	Workiva Inc.	2,700	131
*	Ichor Holdings Ltd.	1,000	112
*	Vistance Networks Inc.	8,300	106
*	Gartner Inc.	800	104
*	Alarm.com Holdings Inc.	2,131	100
*	Grid Dynamics Holdings Inc.	17,200	98
	MKS Inc.	200	89
*	Rapid7 Inc.	11,007	89
*	Klaviyo Inc. Class A	5,900	89
	Ubiquiti Inc.	160	86
*	Consensus Cloud Solutions Inc.	2,127	81
*	Telos Corp.	17,300	80
*	ACI Worldwide Inc.	1,500	75
*	Eastman Kodak Co.	7,129	66
*	Ambarella Inc.	700	60
*	Arlo Technologies Inc.	4,240	57
*	Blend Labs Inc. Class A	11,125	19
*	8x8 Inc.	6,700	12
			6,249,525
Materials (2.0%)
	Linde plc	219,073	113,686
	Corteva Inc.	595,498	50,433
*	James Hardie Industries plc	1,846,548	48,343
	Teck Resources Ltd. Class B	391,279	23,265
	PPG Industries Inc.	153,406	18,607
	Freeport-McMoRan Inc.	178,570	11,230
	Sherwin-Williams Co.	31,487	10,842
	CRH plc	86,412	9,246
	Steel Dynamics Inc.	35,337	8,108
	Albemarle Corp.	46,415	6,267
	Martin Marietta Materials Inc.	10,764	6,208
	CF Industries Holdings Inc.	49,801	5,391
	Franco-Nevada Corp.	25,079	5,227
	Graphic Packaging Holding Co.	459,300	4,855
	Ball Corp.	73,476	4,585
	International Paper Co.	117,543	4,478
	Agnico Eagle Mines Ltd.	26,108	4,050
	Packaging Corp. of America	16,665	3,971
	FMC Corp.	299,100	3,440
	West Fraser Timber Co. Ltd.	50,803	3,439
*	MP Materials Corp.	55,325	3,099
	Mosaic Co.	137,646	2,917
	Minerals Technologies Inc.	34,900	2,582
	Dow Inc.	69,000	1,888
	LyondellBasell Industries NV Class A	27,400	1,443
*	Rayonier Advanced Materials Inc.	163,700	1,287
*	Axalta Coating Systems Ltd.	35,330	1,209
	Crown Holdings Inc.	10,100	1,129
	Newmont Corp. (XNYS)	10,700	999
	Orla Mining Ltd.	96,900	949
	Orion SA	121,465	805
	RPM International Inc.	6,972	775
	Mativ Holdings Inc.	99,400	752
	Eastman Chemical Co.	10,800	723
*	Century Aluminum Co.	13,900	640
	Pan American Silver Corp.	12,100	542
	DuPont de Nemours Inc.	3,700	502
	Barrick Mining Corp.	12,300	452
	Alamos Gold Inc. Class A	12,700	385
*	IAMGOLD Corp. (XTSE)	19,500	309
	Nutrien Ltd.	4,900	308
*	Fortuna Mining Corp.	33,300	281
	SunCoke Energy Inc.	34,100	275
	Vulcan Materials Co.	720	212
	United States Lime & Minerals Inc.	1,976	207
*	Compass Minerals International Inc.	6,300	196
	Hecla Mining Co.	12,400	191
*	Constellium SE	6,000	191

		Shares	Market Value ($000)
	Innospec Inc.	2,300	187
*	Lithium Argentina AG	13,000	108
*	LSB Industries Inc.	9,023	98
*	American Vanguard Corp.	27,104	76
	Coeur Mining Inc.	4,100	67
*	Clearwater Paper Corp.	4,053	64
	Kinross Gold Corp.	2,600	61
	Tronox Holdings plc	7,200	45
*	Alto Ingredients Inc.	7,600	43
*	Mercer International Inc.	60,081	40
	Nucor Corp.	20	4
			371,712
Other (1.0%)
[3]	Vanguard S&P 500 ETF	213,789	146,832
	State Street SPDR S&P 500 ETF Trust	39,920	29,811
*,1	Walgreens Boots Alliance Inc. CVR	40,800	22
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Pivotal Software Inc.	900	—
			176,666
Real Estate (1.6%)
	Welltower Inc.	681,093	154,588
	Equinix Inc.	21,772	22,695
	Digital Realty Trust Inc.	118,600	21,298
	Realty Income Corp.	166,300	10,304
	American Tower Corp.	59,188	9,681
	Public Storage	26,086	8,303
	Omega Healthcare Investors Inc.	171,400	8,172
	Ventas Inc.	91,900	8,161
*	CBRE Group Inc. Class A	54,626	7,358
	Simon Property Group Inc.	31,460	7,036
	Prologis Inc.	34,809	4,716
	VICI Properties Inc. (XNYS)	159,308	4,230
	Essex Property Trust Inc.	13,331	3,887
	AvalonBay Communities Inc.	18,453	3,482
	Federal Realty Investment Trust	24,564	3,032
	Host Hotels & Resorts Inc.	115,700	2,743
	Agree Realty Corp.	33,800	2,560
	Rexford Industrial Realty Inc.	61,177	2,049
[2]	Innovative Industrial Properties Inc.	31,397	1,946
	Brixmor Property Group Inc.	61,500	1,939
	BXP Inc.	28,562	1,894
	CubeSmart	46,356	1,844
	Sun Communities Inc.	14,733	1,767
	Sabra Health Care REIT Inc.	77,800	1,518
	NETSTREIT Corp.	65,700	1,388
	Kimco Realty Corp.	41,200	1,044
*	CoStar Group Inc.	36,600	1,036
	Equity LifeStyle Properties Inc.	15,391	992
	Weyerhaeuser Co.	23,900	572
	Equity Residential	7,900	537
[2]	Park Hotels & Resorts Inc.	32,400	462
	American Healthcare REIT Inc.	8,200	428
	Broadstone Net Lease Inc.	15,500	320
	Getty Realty Corp.	9,400	314
*	Fermi Inc.	33,700	309
	Sunstone Hotel Investors Inc.	21,100	242
	Rayonier Inc.	11,200	238
	Universal Health Realty Income Trust	5,142	226
	National Storage Affiliates Trust	3,302	147
*	Seritage Growth Properties Class A	9,300	24
	Orion Properties Inc.	6,900	20
	Franklin Street Properties Corp. Class C	14,320	7
			303,509
Utilities (2.0%)
	Sempra	1,828,984	169,565
	Consolidated Edison Inc.	296,024	32,749
	Southern Co.	240,677	23,035
	NextEra Energy Inc.	256,763	22,536

		Shares	Market Value ($000)
	Xcel Energy Inc.	177,038	14,216
	Alliant Energy Corp.	171,801	13,107
	Public Service Enterprise Group Inc.	142,500	11,565
	Vistra Corp.	63,897	10,136
	PG&E Corp.	584,223	9,827
	American Electric Power Co. Inc.	54,800	7,497
	Edison International	100,400	7,475
	DTE Energy Co.	47,945	7,305
	CMS Energy Corp.	79,236	6,062
	Dominion Energy Inc.	86,983	5,940
	NRG Energy Inc.	38,800	5,667
	Atmos Energy Corp.	29,215	5,033
	Ameren Corp.	42,688	4,826
	Avista Corp.	67,812	2,774
	Duke Energy Corp.	20,200	2,557
	NiSource Inc.	39,600	1,883
	FirstEnergy Corp.	35,500	1,688
	Constellation Energy Corp.	5,526	1,373
	WEC Energy Group Inc.	9,800	1,144
	Otter Tail Corp.	10,800	972
	Eversource Energy	12,116	876
	Algonquin Power & Utilities Corp.	144,200	845
	Brookfield Renewable Corp. (XTSE)	16,300	605
	UGI Corp.	15,500	535
	PPL Corp.	13,900	505
	Clearway Energy Inc. Class C	14,300	489
	Evergy Inc.	3,800	328
	AES Corp.	14,300	210
	Pinnacle West Capital Corp.	1,300	139
	Southwest Gas Holdings Inc.	1,165	103
	Brookfield Infrastructure Corp. Class A (XTSE)	1,900	73
*	Montauk Renewables Inc.	5,717	9
			373,649
Total Common Stocks (Cost $10,979,763)			17,144,267
Temporary Cash Investments (6.9%)
Money Market Fund (6.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,276,922)	12,770,208	1,276,893
Total Investments (99.7%) (Cost $12,256,685)			18,421,160
Other Assets and Liabilities—Net (0.3%)			56,302
Net Assets (100%)			18,477,462
Cost is in $000.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,796.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,866 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	1,090	411,380	(348)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alphabet Inc.	5/5/2028	JPMC	190,997	(3.626)	—	(6,113)
American International Group Inc.	5/5/2028	JPMC	9,963	(3.626)	—	(84)
Goldman Sachs Group Inc.	5/5/2028	JPMC	42,350	(4.276)	—	(1,144)
Goldman Sachs Group Inc.	12/10/2029	CITNA	122,869	(3.875)	1,474	—
Microsoft Corp.	5/5/2028	JPMC	168,796	(3.626)	—	(17,705)
NVIDIA Corp.	12/10/2029	CITNA	364,628	(3.625)	—	(880)
					1,474	(25,926)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,144,244	—	23	17,144,267
Temporary Cash Investments	1,276,893	—	—	1,276,893
Total	18,421,137	—	23	18,421,160

Derivative Financial Instruments
Assets
Swap Contracts	—	1,474	—	1,474
Liabilities
Futures Contracts[1]	(348)	—	—	(348)
Swap Contracts	—	(25,926)	—	(25,926)
Total	(348)	(25,926)	—	(26,274)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	296,497	NA1	NA1	(41)	(63)	22,109	—	1,276,893
Vanguard S&P 500 ETF	109,043	703,689	676,261	15,447	(5,086)	824	—	146,832
Total	405,540	703,689	676,261	15,406	(5,149)	22,933	—	1,423,725

1	Not applicable—purchases and sales are for temporary cash investment purposes.